Sales/transfer of receivables - Additional Information (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Assets	₨ 52,621,193.2	$ 560,814.2	₨ 48,187,671.1	₨ 44,118,573.0
Liabilities	43,460,498.5	$ 463,183.3	39,564,780.1
Housing Loan [Member]
Securitization transactions sold housing loans	66,360.3		346,696.1
Auto Loan [Member]
Securitization transactions sold housing loans	36,104.1		214,342.8
Variable Interest Entity, Primary Beneficiary [Member]
Assets	149,300.0		183,400.0
Liabilities	₨ 150,100.0		₨ 183,400.0